Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000272816
Shareholder Report [Line Items]
Fund Name	M Capital Appreciation Fund
Trading Symbol	MFCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.
Additional Information Phone Number	402-493-4603 option 2
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$55	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.96%	[1]
AssetsNet	$ 315,433,903
Holdings Count | Holding	141
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$315,433,903
Number of Portfolio Holdings	141
Portfolio Turnover	15%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Semiconductors	11.8%
Transportation & Logistics	8.8%
Aerospace & Defense	7.5%
Technology Hardware	7.5%
Medical Equipment & Devices	6.8%
Biotech & Pharma	5.8%
Banking	4.8%
Electrical Equipment	4.2%
Software	3.6%
Health Care Facilities & Services	3.5%
Machinery	2.8%
Insurance	2.7%
Technology Services	2.6%
Steel	2.6%
Engineering & Construction	2.2%
Construction Materials	2.0%
Other Industries	19.1%
Other Assets in Excess of Liabilities	1.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	3.0%
Flex Ltd.	2.2%
Carpenter Technology Corporation	2.2%
Jabil, Inc.	1.8%
XPO, Inc.	1.8%
Granite Construction, Inc.	1.7%
ATI, Inc.	1.6%
Lattice Semiconductor Corporation	1.5%
Astera Labs, Inc.	1.5%
Knight-Swift Transportation Holdings, Inc.	1.4%

C000272817
Shareholder Report [Line Items]
Fund Name	M International Equity Fund
Trading Symbol	MBEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.
Additional Information Phone Number	402-493-4603 option 2
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[2]
AssetsNet	$ 297,140,340
Holdings Count | Holding	1,818
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$297,140,340
Number of Portfolio Holdings	1,818
Portfolio Turnover	25%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Mutual Fund	35.4%
Banking	8.4%
Oil & Gas Producers	3.9%
Metals & Mining	3.8%
Biotech & Pharma	3.6%
Insurance	3.3%
Semiconductors	3.1%
Chemicals	2.3%
Technology Hardware	1.9%
Machinery	1.8%
Transportation & Logistics	1.8%
Engineering & Construction	1.8%
Telecommunications	1.8%
Automotive	1.7%
Electric Utilities	1.7%
Food	1.6%
Other Industries	21.2%
Other Assets in Excess of Liabilities	0.8%

Country Weighting (% of net assets)

Table Summary
United States	35.7%
Japan	14.4%
Canada	7.8%
United Kingdom	7.1%
Switzerland	5.1%
Germany	4.5%
France	4.3%
Australia	3.8%
Netherlands	3.3%
Italy	1.9%
Other Countries	11.3%
Other Assets in Excess of Liabilities	0.8%

C000272818
Shareholder Report [Line Items]
Fund Name	M Large Cap Growth Fund
Trading Symbol	MTCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.
Additional Information Phone Number	402-493-4603 option 2
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[3]
AssetsNet	$ 315,105,555
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$315,105,555
Number of Portfolio Holdings	100
Portfolio Turnover	38%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Semiconductors	25.8%
Technology Hardware	14.9%
Internet Media & Services	12.7%
Software	12.4%
Electrical Equipment	6.4%
Biotech & Pharma	4.8%
Technology Services	3.1%
Automotive	2.5%
Leisure Facilities & Services	2.4%
Retail - Consumer Staples	2.4%
E-Commerce Discretionary	2.3%
Aerospace & Defense	1.9%
Asset Management	1.8%
Retail - Discretionary	1.1%
Medical Equipment & Devices	0.8%
Transportation Equipment	0.7%
Other Industries	3.5%
Other Assets in Excess of Liabilities	0.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	13.4%
Apple, Inc.	9.3%
Alphabet, Inc., Class A	7.1%
Microsoft Corporation	5.4%
Micron Technology, Inc.	4.2%
Broadcom, Inc.	4.1%
GE Vernova, Inc.	3.7%
Tesla, Inc.	2.5%
Meta Platforms, Inc., Class A	2.4%
Western Digital Corporation	2.4%

C000272819
Shareholder Report [Line Items]
Fund Name	M Large Cap Value Fund
Trading Symbol	MBOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 402-493-4603 option 2.
Additional Information Phone Number	402-493-4603 option 2
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[4]
AssetsNet	$ 218,599,652
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$218,599,652
Number of Portfolio Holdings	223
Portfolio Turnover	27%

Holdings [Text Block]

Industry Weighting (% of net assets)

Table Summary
Banking	12.5%
Biotech & Pharma	9.7%
Oil & Gas Producers	8.0%
Institutional Financial Services	6.3%
Insurance	6.2%
Health Care Facilities & Services	5.2%
Telecommunications	3.5%
Technology Hardware	3.2%
Semiconductors	3.1%
Transportation & Logistics	2.7%
Electric Utilities	2.4%
E-Commerce Discretionary	2.3%
Software	2.3%
Entertainment Content	2.0%
Equity	1.7%
Retail - Discretionary	1.7%
Other Industries	26.3%
Other Assets in Excess of Liabilities	0.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Chase & Company	4.3%
Johnson & Johnson	3.8%
Exxon Mobil Corporation	3.3%
Apple, Inc.	2.7%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc. (The)	2.3%
Microsoft Corporation	2.3%
QUALCOMM, Inc.	2.2%
Bank of America Corporation	2.1%
Walt Disney Company (The)	1.9%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized